UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2014

Date of reporting period:	7/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

20/20 FOCUS FUND

SEMIANNUAL REPORT • JULY 31, 2013

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of July 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2013 Prudential Financial, Inc., and its related entities. Prudential Investments, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

September 16, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison 20/20 Focus Fund informative and useful. The report covers performance for the six-month period that ended July 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison 20/20 Focus Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison 20/20 Focus Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 7/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	13.17%	28.34%	32.76%	165.79%	—
Class B	12.74	27.48	28.17	147.31	—
Class C	12.73	27.46	28.15	147.42	—
Class Q	13.33	28.85	N/A	N/A	24.16% (3/8/11)
Class R	13.03	28.05	31.31	N/A	119.04 (6/14/04)
Class Z	13.31	28.71	34.67	173.10	—
S&P 500 Index	13.72	24.98	48.69	108.77	—
Russell 1000® Index	13.83	26.23	50.33	116.27	—
Lipper Large-Cap Core Funds Avg.	12.97	24.96	41.87	101.15	—
Lipper Multi-Cap Growth Funds Avg.	12.92	25.21	44.92	121.33	—

Average Annual Total Returns (With Sales Charges) as of 6/30/13
		One Year	Five Years	Ten Years	Since Inception
Class A		13.74%	2.96%	9.23%	—
Class B		14.49	3.21	9.05	—
Class C		18.48	3.39	9.05	—
Class Q		20.80	N/A	N/A	7.04% (3/28/11)
Class R		20.07	3.90	N/A	8.31 (6/14/04)
Class Z		20.72	4.44	10.14	—
S&P 500 Index		20.58	7.01	7.29	—
Russell 1000 Index		21.24	7.12	7.67	—
Lipper Large-Cap Core Funds Avg.		20.42	5.84	6.76	—
Lipper Multi-Cap Growth Funds Avg.		18.15	5.63	7.80	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period.

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The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5%(Yr.1) 4%(Yr.2) 3%(Yr.3) 2%(Yr.4) 1%(Yr.5) 1%(Yr.6) 0%(Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

Benchmark Definitions

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 7/31/13 are 33.72% for Class Q and 81.85% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 6/30/13 are 11.30% for Class Q and 6.22% for Class R.

Russell 1000 Index

The Russell 1000 Index is an unmanaged index that consists of the stocks of the 1,000 largest firms in the Russell 3000® Index, an index that represents approximately 98% of the U.S. market. Russell 1000 Index Closest Month-End to Inception cumulative total returns as of 7/31/13 are 33.48% for Class Q and 87.94% for Class R. Russell 1000 Index Closest Month-End to Inception average annual total returns as of 6/30/13 are 11.09% for Class Q and 6.58% for Class R.

Lipper Large-Cap Core Funds Average

The Funds in the Lipper Large-Cap Core Funds Average (Lipper Large-Cap Core Funds Average) invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. domestic equity large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Large-Cap Core Funds Average Closest Month-End to Inception

Prudential Jennison 20/20 Focus Fund	3

Your Fund’s Performance (continued)

cumulative total returns as of 7/31/13 are 29.63% for Class Q and 75.90% for Class R. Lipper Large-Cap Core Funds Average Closest Month-End to inception average annual total returns as of 6/30/13 are 9.73% for Class Q and 5.77% for Class R.

Lipper Multi-Cap Growth Funds Average

The Funds in the Lipper Multi-Cap Growth Funds Average (Lipper Multi-Cap Growth Funds Average) invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. domestic equity large-cap floor. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. Lipper Multi-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 7/31/13 are 25.28% for Class Q and 91.43% for Class R. Lipper Multi-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 6/30/13 are 7.59% for Class Q and 6.56% for Class R.

The Fund is compared to the Lipper Large-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Lipper Large-Cap Growth Funds Performance Universe. The Lipper Large-Cap Core Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Growth Holdings expressed as a percentage of net assets as of 7/31/13
Flextronics International Ltd. (Singapore), Electronic Equipment & Instruments	3.3%
UnitedHealth Group, Inc., Healthcare Providers & Services	3.2
MetLife, Inc., Insurance	3.1
Tyson Foods, Inc. (Class A Stock), Food Products	3.1
Anadarko Petroleum Corp., Oil, Gas & Consumable Fuels	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 7/31/13
MasterCard, Inc. (Class A Stock), IT Services	3.1%
Amazon.com, Inc., Internet & Catalog Retail	3.1
Google, Inc. (Class A Stock), Internet Software & Services	3.0
LinkedIn Corp. (Class A Stock), Internet Software & Services	2.9
TJX Cos., Inc., Specialty Retail	2.8

Holdings reflect only long-term investments and are subject to change.

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Five Largest Industries expressed as a percentage of net assets as of 7/31/13
Food Products	8.9%
Oil, Gas & Consumable Fuels	8.8
Aerospace & Defense	6.9
Internet Software & Services	5.8
Hotels, Restaurants & Leisure	5.8

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison 20/20 Focus Fund	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2013, at the beginning of the period, and held through the six-month period ended July 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

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Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison 20/20 Focus Fund		Beginning Account Value February 1, 2013	Ending Account Value July 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,131.70	1.18%	$6.24
	Hypothetical	$1,000.00	$1,018.94	1.18%	$5.91

Class B	Actual	$1,000.00	$1,127.40	1.88%	$9.92
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39

Class C	Actual	$1,000.00	$1,127.30	1.88%	$9.92
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39

Class Q	Actual	$1,000.00	$1,133.30	0.75%	$3.97
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Class R	Actual	$1,000.00	$1,130.30	1.38%	$7.29
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

Class Z	Actual	$1,000.00	$1,133.10	0.88%	$4.65
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2013, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison 20/20 Focus Fund	7

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the six-month period ended July 31, 2013 are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.18%	1.18%
B	1.88%	1.88%
C	1.88%	1.88%
Q	0.75%	0.75%
R	1.63%	1.38%
Z	0.88%	0.88%

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of July 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

Aerospace & Defense 6.9%
665,110	Boeing Co. (The)	$69,903,061
2,163,172	Rolls-Royce Holdings PLC (United Kingdom)	38,567,634
374,432	TransDigm Group, Inc.	54,139,123

		162,609,818

Biotechnology 5.1%
258,549	Biogen Idec, Inc.*	56,397,293
1,026,626	Gilead Sciences, Inc.*(a)	63,086,168

		119,483,461

Capital Markets 1.6%
1,345,195	Morgan Stanley	36,602,756

Chemicals 2.5%
591,983	Monsanto Co.	58,476,081

Computers & Peripherals 1.0%
51,617	Apple, Inc.	23,356,692

Electronic Equipment & Instruments 3.3%
8,826,388	Flextronics International Ltd. (Singapore)*	76,436,520

Energy Equipment & Services 2.8%
1,459,357	Halliburton Co.	65,948,343

Food & Staples Retailing 2.3%
460,761	Costco Wholesale Corp.	54,042,658

Food Products 8.9%
884,104	Bunge Ltd. (Bermuda)	67,200,745
2,231,758	Mondelez International, Inc. (Class A Stock)	69,787,073
2,621,804	Tyson Foods, Inc. (Class A Stock)(a)	72,414,226

		209,402,044

Healthcare Providers & Services 3.2%
1,014,963	UnitedHealth Group, Inc.	73,940,055

Hotels, Restaurants & Leisure 5.8%
1,855,976	Carnival Corp. (Panama)	68,726,791
3,631,285	International Game Technology	67,069,834

		135,796,625

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	9

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 3.1%
1,499,139	MetLife, Inc.	$72,588,310

Internet & Catalog Retail 5.7%
243,322	Amazon.com, Inc.*	73,293,453
68,176	priceline.com, Inc.*	59,699,678

		132,993,131

Internet Software & Services 5.8%
78,398	Google, Inc. (Class A Stock)*	69,586,065
328,304	LinkedIn Corp. (Class A Stock)*	66,905,072

		136,491,137

IT Services 3.1%
120,200	MasterCard, Inc. (Class A Stock)	73,395,322

Life Sciences Tools & Services 1.4%
415,903	Illumina, Inc.*(a)	33,197,377

Media 4.1%
606,144	Liberty Global PLC (United Kingdom) (Class C Stock)*	46,770,071
771,729	Walt Disney Co. (The)(a)	49,892,280

		96,662,351

Metals & Mining 1.7%
7,588,057	Kinross Gold Corp. (Canada)	39,685,538

Oil, Gas & Consumable Fuels 8.8%
793,395	Anadarko Petroleum Corp.	70,231,325
2,361,095	Cobalt International Energy, Inc.*	68,117,591
1,876,484	Marathon Oil Corp.	68,228,958

		206,577,874

Personal Products 2.1%
2,149,345	Avon Products, Inc.	49,134,027

Pharmaceuticals 5.1%
473,857	Actavis, Inc.*	63,624,779
324,667	Novo Nordisk A/S (Denmark), ADR	54,842,750

		118,467,529

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Software 5.2%
2,047,771	Microsoft Corp.	$65,180,551
1,288,165	Salesforce.com, Inc.*(a)	56,357,219

		121,537,770

Specialty Retail 5.2%
2,089,966	Inditex SA (Spain), ADR	55,718,493
1,253,343	TJX Cos., Inc.	65,223,970

		120,942,463

Textiles, Apparel & Luxury Goods 3.6%
422,670	Michael Kors Holdings Ltd. (Hong Kong)*	28,462,598
307,779	Ralph Lauren Corp.	56,034,245

		84,496,843

Wireless Telecommunication Services 1.3%
4,185,102	NII Holdings, Inc.*	30,049,032

	TOTAL LONG-TERM INVESTMENTS (cost $1,810,947,301)	2,332,313,757

SHORT-TERM INVESTMENT 4.6%

AFFILIATED MONEY MARKET MUTUAL FUND
108,426,254	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $108,426,254; includes $101,858,900 of cash collateral for securities on loan; Note 3)(b)(c)	108,426,254

	TOTAL INVESTMENTS 104.2% (cost $1,919,373,555; Note 5)	2,440,740,011
	Liabilities in excess of other assets (4.2)%	(99,482,494)

	NET ASSETS 100.0%	$2,341,257,517

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,553,513; cash collateral of $101,858,900 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	11

Portfolio of Investments

as of July 31, 2013 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,293,746,123	$38,567,634	$—
Affiliated Money Market Mutual Fund	108,426,254	—	—

Total	$2,402,172,377	$38,567,634	$—

The industry classification of portfolio holdings and Liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2013 was as follows:

Food Products	8.9%
Oil, Gas & Consumable Fuels	8.8
Aerospace & Defense	6.9
Internet Software & Services	5.8
Hotels, Restaurants & Leisure	5.8
Internet & Catalog Retail	5.7
Software	5.2
Specialty Retail	5.2
Biotechnology	5.1
Pharmaceuticals	5.1
Affiliated Money Market Mutual Fund (4.4% represents investments purchased with collateral from securities on loan)	4.6
Media	4.1
Textiles, Apparel & Luxury Goods	3.6
Electronic Equipment & Instruments	3.3
Healthcare Providers & Services	3.2%
IT Services	3.1
Insurance	3.1
Energy Equipment & Services	2.8
Chemicals	2.5
Food & Staples Retailing	2.3
Personal Products	2.1
Metals & Mining	1.7
Capital Markets	1.6
Life Sciences Tools & Services	1.4
Wireless Telecommunication Services	1.3
Computers & Peripherals	1.0

104.2
Liabilities in excess of other assets	(4.2)

100.0%

See Notes to Financial Statements.

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The Portfolio invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar arrangements that permit offsetting. The information about offsetting and related netting arrangements for assets and liabilities, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument assets and liabilities
Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on loan	$99,553,513	$—	$—	$99,553,513
Collateral Amounts Pledged/(Received):
Securities on loan				(99,553,513)

Net Amount				$—

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	13

Statement of Assets & Liabilities

as of July 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $99,553,513:
Unaffiliated investments (cost $1,810,947,301)	$2,332,313,757
Affiliated investments (cost $108,426,254)	108,426,254
Receivable for investments sold	45,470,910
Receivable for Fund shares sold	1,645,990
Dividends receivable	487,715
Tax reclaim receivable	60,416

Total assets	2,488,405,042

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	101,858,900
Payable for investments purchased	36,790,542
Payable for Fund shares reacquired	5,685,894
Management fee payable	1,414,112
Distribution fee payable	741,355
Accrued expenses and other liabilities	551,310
Affiliated transfer agent fee payable	90,390
Payable to custodian	13,477
Loan interest payable (Note 7)	1,545

Total liabilities	147,147,525

Net Assets	$2,341,257,517

Net assets were comprised of:
Shares of beneficial interest, at par	$131,080
Paid-in capital in excess of par	1,629,332,085

1,629,463,165
Undistributed net investment income	5,982,206
Accumulated net realized gain on investment and foreign currency transactions	184,445,690
Net unrealized appreciation on investments	521,366,456

Net assets, July 31, 2013	$2,341,257,517

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,131,662,194 ÷ 62,088,135 shares of beneficial interest issued and outstanding)	$18.23
Maximum sales charge (5.50% of offering price)	1.06

Maximum offering price to public	$19.29

Class B
Net asset value, offering price and redemption price per share ($135,893,414 ÷ 8,569,000 shares of beneficial interest issued and outstanding)	$15.86

Class C
Net asset value, offering price and redemption price per share ($349,120,500 ÷ 22,001,926 shares of beneficial interest issued and outstanding)	$15.87

Class Q
Net asset value, offering price and redemption price per share ($25,552,961 ÷ 1,335,574 shares of beneficial interest issued and outstanding)	$19.13

Class R
Net asset value, offering price and redemption price per share ($123,835,153 ÷ 6,925,543 shares of beneficial interest issued and outstanding)	$17.88

Class Z
Net asset value, offering price and redemption price per share ($575,193,295 ÷ 30,159,727 shares of beneficial interest issued and outstanding)	$19.07

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	15

Statement of Operations

Six Months Ended July 31, 2013 (Unaudited)

Net Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $311,894)	$20,096,465
Affiliated income from securities loaned, net	229,564
Affiliated dividend income	20,033

Total income	20,346,062

Expenses
Management fee	8,230,042
Distribution fee—Class A	1,613,642
Distribution fee—Class B	669,998
Distribution fee—Class C	1,680,140
Distribution fee—Class R	294,099
Transfer agent’s fees and expenses (including affiliated expense of $294,000) (Note 3)	1,506,000
Custodian’s fees and expenses	128,000
Shareholders’ reports	80,000
Registration fees	63,000
Trustees’ fees	27,000
Insurance expenses	25,000
Legal fees and expenses	16,000
Audit fee	11,000
Loan interest expense (Note 7)	4,328
Miscellaneous	15,607

Total expenses	14,363,856

Net investment income	5,982,206

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	197,630,546
Foreign currency transactions	(20,715)

197,609,831
Net change in unrealized appreciation (depreciation) on investments	78,415,629

Net gain on investment and foreign currency transactions	276,025,460

Net Increase In Net Assets Resulting From Operations	$282,007,666

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2013	Year Ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,982,206	$(2,643,376)
Net realized gain on investment and foreign currency transactions	197,609,831	178,775,128
Net change in unrealized appreciation (depreciation) on investments	78,415,629	54,814,185

Net increase in net assets resulting from operations	282,007,666	230,945,937

Distributions from net realized gains (Note 1)
Class A	(32,645,264)	(52,135,768)
Class B	(4,672,551)	(7,788,998)
Class C	(11,626,394)	(18,671,954)
Class Q	(704,867)	(907,545)
Class R	(3,652,823)	(5,694,747)
Class Z	(16,221,289)	(33,227,021)

	(69,523,188)	(118,426,033)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	130,383,058	411,386,358
Net asset value of shares issued in reinvestment of dividends	61,375,297	103,858,743
Cost of shares reacquired	(383,675,098)	(855,116,375)

Net decrease in net assets from Fund share transactions	(191,916,743)	(339,871,274)

Total increase (decrease)	20,567,735	(227,351,370)

Net Assets:
Beginning of period	2,320,689,782	2,548,041,152

End of period(a)	$2,341,257,517	$2,320,689,782

(a) Includes undistributed net investment income of:	$5,982,206	$—

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Jennison 20/20 Focus Fund (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

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In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Prudential Jennison 20/20 Focus Fund	19

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses

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realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison 20/20 Focus Fund	21

Notes to Financial Statements

(Unaudited) continued

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

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Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to and including $1 billion and .70% of such average daily net assets in excess of $1 billion. The effective management fee rate was .72% of the Fund’s average daily net assets for the six months ended July 31, 2013.

There are two portfolio managers at Jennison, both of which manage approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the Fund’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through May 31, 2014.

Prudential Jennison 20/20 Focus Fund	23

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $338,468 in front-end sales charges resulting from sales of Class A shares during the six months ended July 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended July 31, 2013, it received $493, $95,326 and $10,387 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended July 31, 2013, PIM has been compensated approximately $68,600 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended July 31, 2013, were $768,203,756 and $1,035,913,926, respectively.

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Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,932,724,228	$575,776,220	$(67,760,437)	$508,015,783

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchases. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z.

Prudential Jennison 20/20 Focus Fund	25

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended July 31, 2013:
Shares sold	3,399,291	$59,135,815
Shares issued in reinvestment of distributions	1,764,531	30,914,537
Shares reacquired	(7,889,845)	(136,537,464)

Net increase (decrease) in shares outstanding before conversion	(2,726,023)	(46,487,112)
Shares issued upon conversion from Class B and Z	715,036	12,344,927
Shares reacquired upon conversion into Class Z	(76,566)	(1,324,460)

Net increase (decrease) in shares outstanding	(2,087,553)	$(35,466,645)

Year ended January 31, 2013:
Shares sold	11,229,493	$181,123,845
Shares issued in reinvestment of distributions	3,117,966	48,628,171
Shares reacquired	(21,958,689)	(353,311,946)

Net increase (decrease) in shares outstanding before conversion	(7,611,230)	(123,559,930)
Shares issued upon conversion from Class B and Z	826,271	13,258,327
Shares reacquired upon conversion into Class Z	(162,820)	(2,634,913)

Net increase (decrease) in shares outstanding	(6,947,779)	$(112,936,516)

Class B
Six months ended July 31, 2013
Shares sold	312,325	$4,745,748
Shares issued in reinvestment of distributions	280,749	4,284,223
Shares reacquired	(710,237)	(10,737,510)

Net increase (decrease) in shares outstanding before conversion	(117,163)	(1,707,539)
Shares reacquired upon conversion into Class A	(775,734)	(11,700,187)

Net increase (decrease) in shares outstanding	(892,897)	$(13,407,726)

Year ended January 31, 2013:
Shares sold	762,099	$10,907,921
Shares issued in reinvestment of distributions	516,406	7,078,319
Shares reacquired	(1,599,369)	(22,777,727)

Net increase (decrease) in shares outstanding before conversion	(320,864)	(4,791,487)
Shares reacquired upon conversion into Class A	(796,305)	(11,286,663)

Net increase (decrease) in shares outstanding	(1,117,169)	$(16,078,150)

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Class C	Shares	Amount
Six months ended July 31, 2013
Shares sold	824,264	$12,532,423
Shares issued in reinvestment of distributions	649,723	9,921,273
Shares reacquired	(2,334,369)	(35,377,112)

Net increase (decrease) in shares outstanding before conversion	(860,382)	(12,923,416)
Shares reacquired upon conversion into Class Z	(185,599)	(2,829,304)

Net increase (decrease) in shares outstanding	(1,045,981)	$(15,752,720)

Year ended January 31, 2013:
Shares sold	2,480,632	$35,472,598
Shares issued in reinvestment of distributions	1,153,990	15,825,702
Shares reacquired	(6,357,367)	(90,506,025)

Net increase (decrease) in shares outstanding before conversion	(2,722,745)	(39,207,725)
Shares reacquired upon conversion into Class Z	(221,028)	(3,178,056)

Net increase (decrease) in shares outstanding	(2,943,773)	$(42,385,781)

Class Q
Six months ended July 31, 2013
Shares sold	49,664	$886,044
Shares issued in reinvestment of distributions	38,371	704,867
Shares reacquired	(114,431)	(2,089,893)

Net increase (decrease) in shares outstanding	(26,396)	$(498,982)

Year ended January 31, 2013:
Shares sold	468,182	$8,045,636
Shares issued in reinvestment of distributions	55,648	907,545
Shares reacquired	(428,704)	(7,344,190)

Net increase (decrease) in shares outstanding	95,126	$1,608,991

Class R
Six months ended July 31, 2013
Shares sold	657,788	$11,158,432
Shares issued in reinvestment of distributions	192,896	3,315,876
Shares reacquired	(949,016)	(16,152,649)

Net increase (decrease) in shares outstanding	(98,332)	$(1,678,341)

Year ended January 31, 2013:
Shares sold	2,133,501	$33,831,497
Shares issued in reinvestment of distributions	338,266	5,185,577
Shares reacquired	(2,486,016)	(39,522,401)

Net increase (decrease) in shares outstanding	(14,249)	$(505,327)

Prudential Jennison 20/20 Focus Fund	27

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended July 31, 2013
Shares sold	2,314,577	$41,924,596
Shares issued in reinvestment of distributions	667,823	12,234,521
Shares reacquired	(10,153,076)	(182,780,470)

Net increase (decrease) in shares outstanding before conversion	(7,170,676)	(128,621,353)
Shares issued upon conversion from Class A and C	229,293	4,153,764
Shares reacquired upon conversion into Class A	(35,720)	(644,740)

Net increase (decrease) in shares outstanding	(6,977,103)	$(125,112,329)

Year ended January 31, 2013:
Shares sold	8,455,948	$142,004,861
Shares issued in reinvestment of distributions	1,615,364	26,233,429
Shares reacquired	(20,398,258)	(341,654,086)

Net increase (decrease) in shares outstanding before conversion	(10,326,946)	(173,415,796)
Shares issued upon conversion from Class A and C	344,149	5,812,969
Shares reacquired upon conversion into Class A	(118,263)	(1,971,664)

Net increase (decrease) in shares outstanding	(10,101,060)	$(169,574,491)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another Syndicated Credit Agreement with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended July 31, 2013. The average daily balance for the 50 days that the Fund had loans outstanding during the period was $2,126,400, borrowed at a weighted average interest rate of 1.45%.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended July 31,		Year Ended January 31,
	2013		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.60		$15.83	$15.98	$13.84		$9.41	$14.51
Income (loss) from investment operations:
Net investment income (loss)	.05		(.01)	(.02)	-	(b)	(.02)	- (b)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.11		1.59	.29	2.14		4.45	(5.09)
Total from investment operations	2.16		1.58	.27	2.14		4.43	(5.09)
Less Distributions:
Distributions from net realized gains	(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(c):	-		-	-	-	(b)	-	-
Net asset value, end of period	$18.23		$16.60	$15.83	$15.98		$13.84	$9.41
Total Return(d):	13.17%		10.37%	1.77%	15.46%		47.08%	(35.12)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,131,662		$1,065,531	$1,125,940	$1,183,059		$1,110,264	$559,685
Average net assets (000)	$1,084,677		$1,097,353	$1,139,012	$1,143,188		$825,817	$721,935
Ratios to average net assets(e):
Expenses	1.18%	(h)	1.18%	1.18%	1.19%		1.20%	1.21% (g)
Net investment income (loss)	.61%	(h)	(.05)%	(.11)%	-%	(f)	(.19)%	.03%
Portfolio turnover rate	34%	(i)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during period.

(b) Less than $.005 per share.

(c) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less that one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Less than .005%.

(g) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through May 31, 2008.

(h) Annualized.

(i) Not annualized.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	29

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended July 31,		Year Ended January 31,
	2013		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.56		$14.08	$14.36	$12.52		$8.58	$13.32
Income (loss) from investment operations:
Net investment loss	(.01)		(.11)	(.12)	(.09)		(.10)	(.08)
Net realized and unrealized gain on investments and foreign currency transactions	1.84		1.40	.26	1.93		4.04	(4.65)
Total from investment operations	1.83		1.29	.14	1.84		3.94	(4.73)
Less Distributions:
Distributions from net realized gains	(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(b):	-		-	-	-	(c)	-	-
Net asset value, end of period	$15.86		$14.56	$14.08	$14.36		$12.52	$8.58
Total Return(d):	12.74%		9.59%	1.06%	14.70%		45.92%	(35.55)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$135,893		$137,765	$148,930	$165,659		$148,333	$96,772
Average net assets (000)	$135,110		$142,736	$157,386	$155,300		$124,031	$144,411
Ratios to average net assets(e):
Expenses	1.88%	(f)	1.88%	1.88%	1.89%		1.90%	1.93%
Net investment loss	(.11)%	(f)	(.75)%	(.81)%	(.70)%		(.88)%	(.68)%
Portfolio turnover rate	34%	(g)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during period.

(b) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less that one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended July 31,		Year Ended January 31,
	2013		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.57		$14.08	$14.36	$12.53		$8.58	$13.33
Income (loss) from investment operations:
Net investment loss	(.01)		(.11)	(.12)	(.09)		(.10)	(.08)
Net realized and unrealized gain on investments and foreign currency transactions	1.84		1.41	.26	1.92		4.05	(4.66)
Total from investment operations	1.83		1.30	.14	1.83		3.95	(4.74)
Less Distributions:
Distributions from net realized gains	(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(b):	-		-	-	-	(c)	-	-
Net asset value, end of period	$15.87		$14.57	$14.08	$14.36		$12.53	$8.58
Total Return(d):	12.73%		9.66%	1.06%	14.60%		46.04%	(35.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$349,121		$335,759	$366,089	$398,038		$330,562	$163,325
Average net assets (000)	$338,813		$349,269	$381,245	$370,033		$241,607	$206,434
Ratios to average net assets(e):
Expenses	1.88%	(f)	1.88%	1.88%	1.89%		1.90%	1.93%
Net investment loss	(.10)%	(f)	(.75)%	(.81)%	(.70)%		(.90)%	(.69)%
Portfolio turnover rate	34%	(g)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during period.

(b) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(c) Less than $.005 per share.

(d) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	31

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended July 31,		Year Ended January 31,	March 28, 2011(a) through January 31,
	2013		2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$17.37		$16.45	$17.09
Income (loss) from investment operations:
Net investment income	.09		.06	.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.20		1.67	(.27)
Total from investment operations	2.29		1.73	(.22)
Less Distributions:
Distributions from net realized gains	(.53)		(.81)	(.42)
Net asset value, end of period	$19.13		$17.37	$16.45
Total Return(c):	13.33%		10.90%	(1.21)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,553		$23,654	$20,845
Average net assets (000)	$24,344		$18,725	$23,124
Ratios to average net assets(d):
Expenses	.75%	(e)	.75%	.75%	(e)
Net investment income	1.05%	(e)	.37%	.35%	(e)
Portfolio turnover rate	34%	(f)	59%	82%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less that one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class R Shares

	Six Months Ended July 31,		Year Ended January 31,
	2013		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.31		$15.60	$15.78	$13.70		$9.34	$14.43
Income (loss) from investment operations:
Net investment income (loss)	.03		(.04)	(.05)	(.03)		(.05)	(.03)
Net realized and unrealized gain on investments and foreign currency transactions	2.07		1.56	.29	2.11		4.41	(5.05)
Total from investment operations	2.10		1.52	.24	2.08		4.36	(5.08)
Less Distributions:
Distributions from net realized gains	(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(b):	-		-	-	-	(c)	-	-
Net asset value, end of period	$17.88		$16.31	$15.60	$15.78		$13.70	$9.34
Total Return(d):	13.03%		10.14%	1.60%	15.18%		46.68%	(35.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$123,835		$114,584	$109,794	$92,276		$52,022	$27,768
Average net assets (000)	$118,615		$115,501	$102,506	$72,700		$38,041	$18,548
Ratios to average net assets(e):
Expenses(f)	1.38%	(g)	1.38%	1.38%	1.39%		1.40%	1.43%
Net investment income (loss)	.41%	(g)	(.25)%	(.32)%	(.23)%		(.39)%	(.21)%
Portfolio turnover rate	34%	(h)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during period.

(b) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares through May 31, 2014.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison 20/20 Focus Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended July 31,		Year Ended January 31,
	2013		2013	2012	2011		2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.33		$16.44	$16.52	$14.27		$9.68	$14.88
Income (loss) from investment operations:
Net investment income	.08		.04	.03	.04		.01	.04
Net realized and unrealized gain on investments and foreign currency transactions	2.19		1.66	.31	2.21		4.58	(5.23)
Total from investment operations	2.27		1.70	.34	2.25		4.59	(5.19)
Less Distributions:
Distributions from net realized gains	(.53)		(.81)	(.42)	-		-	(.01)
Capital Contributions(b):	-		-	-	-	(c)	-	-
Net asset value, end of period	$19.07		$17.33	$16.44	$16.52		$14.27	$9.68
Total Return(d):	13.31%		10.72%	2.14%	15.77%		47.42%	(34.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$575,193		$643,397	$776,442	$792,376		$666,131	$229,735
Average net assets (000)	$597,941		$731,863	$792,733	$719,773		$438,071	$274,458
Ratios to average net assets(e):
Expenses	.88%	(f)	.88%	.88%	.89%		.90%	.93%
Net investment income	.87%	(f)	.25%	.19%	.30%		.09%	.30%
Portfolio turnover rate	34%	(g)	59%	82%	116%		102%	107%

(a) Calculated based on average shares outstanding during period.

(b) The Fund received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended January 31, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(c) Less than $.005 per share.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison 20/20 Focus Fund (the “Fund”) consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”).1 The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 4-6, 2013 and approved the renewal of the agreements through July 31, 2014, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 4-6, 2013.

[1]	Ms. Alberding and Messrs. Hartstein and Quinn were elected to the Board effective September 1, 2013.

Prudential Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of Jennison, as well as PI’s recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable. The Board separately considered information regarding the profitability of the subadviser, an affiliate of PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Prudential Jennison 20/20 Focus Fund

Approval of Advisory Agreements (continued)

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five-, and 10-year periods ended December 31, 2012.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended January 31, 2012. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Core Funds Performance Universe)2 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deemed appropriate, and for reasons addressed in detail with the Board, PI may have provided supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

[2]

The Fund was compared to the Lipper Large-Cap Core Funds Performance Universe, although Lipper classifies the Fund in the Large-Cap Growth Funds Performance Universe. The Lipper Large-Cap Core Funds Performance Universe was utilized because PI believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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•	The Board noted that the Fund outperformed its benchmark index over the five- and 10-year periods, though it underperformed over the one- and three-year periods.
•	The Board considered that when it reviewed the Fund’s agreements a year earlier, the Fund ranked in the first quartile of its Peer Universe for all periods, other than the one-year period.
•	The Board also considered that there were six funds in the Fund’s Expense Group, and that the Fund’s net total expenses were two basis points from the median.
•	The Board concluded that, in light of the Fund’s strong long-term performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison 20/20 Focus Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison 20/20 Focus Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON 20/20 FOCUS FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PJTQX	JTWRX	PTWZX
CUSIP	74440G107	74440G206	74440G305	74440G602	74440G503	74440G404

MF183E2    0250595-00001-00

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)		Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison 20/20 Focus Fund

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 23, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	September 23, 2013